UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sabretooth Capital Management, LLC

Address:   405 Lexington Avenue
           50th Floor
           New York, NY 10174


Form 13F File Number: 028-14272


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Benjamin Baker
Title:  Chief Financial Officer
Phone:  (212) 542-9198

Signature,  Place,  and  Date  of  Signing:

/s/ Benjamin Baker                 New York, NY                       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      381,522
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14275             Sabretooth Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-14276             Erez Kalir
----  --------------------  ----------------------------------------------------
3     028-14277             Craig Perry
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN TOWER CORP          CL A             029912201   12,298   235,000 SH       DEFINED    1,2,3      235,000      0    0
BIOGEN IDEC INC              COM              09062X103   54,529   510,000     CALL DEFINED    1,2,3      510,000      0    0
CUBIST PHARMACEUTICALS INC   COM              229678107    9,177   255,000 SH       DEFINED    1,2,3      255,000      0    0
LILLY ELI & CO               COM              532457108   22,518   600,000     PUT  DEFINED    1,2,3      600,000      0    0
ISHARES TR                   FTSE CHINA25 IDX 464287184   45,527 1,060,000 SH       DEFINED    1,2,3    1,060,000      0    0
JPMORGAN CHASE & CO          COM              46625H100   18,423   450,000 SH       DEFINED    1,2,3      450,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302   13,018   151,815 SH       DEFINED    1,2,3      151,815      0    0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105      941    34,099 SH       DEFINED    1,2,3       34,099      0    0
MARATHON OIL CORP            COM              565849106   47,970 1,500,000     CALL DEFINED    1,2,3    1,500,000      0    0
MELCO CROWN ENTMT LTD        ADR              585464100   15,324 1,200,000 SH       DEFINED    1,2,3    1,200,000      0    0
MOMENTA PHARMACEUTICALS INC  COM              60877T100    4,884   250,963 SH       DEFINED    1,2,3      250,963      0    0
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119      105   250,000 SH       DEFINED    1,2,3      250,000      0    0
PAIN THERAPEUTICS INC        COM              69562K100   16,222 4,191,693 SH       DEFINED    1,2,3    4,191,693      0    0
QLT INC                      COM              746927102    9,298 1,289,571 SH       DEFINED    1,2,3    1,289,571      0    0
SINA CORP                    ORD              G81477104    3,123    30,000 SH       DEFINED    1,2,3       30,000      0    0
SOHU COM INC                 COM              83408W103    5,640    78,035 SH       DEFINED    1,2,3       78,035      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   28,932   600,000     CALL DEFINED    1,2,3      600,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   11,573   240,000 SH       DEFINED    1,2,3      240,000      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102   28,058   540,000     CALL DEFINED    1,2,3      540,000      0    0
GRACE W R & CO DEL NEW       COM              38388F108   23,434   513,558 SH       DEFINED    1,2,3      513,558      0    0
YAHOO! INC                   COM              984332106   10,528   700,000     CALL DEFINED    1,2,3      700,000      0    0


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